Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value [Abstract]
Carrying Amounts and Fair Values of Recognized Financial Instruments

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2017 and 2016 are as follows:

	(in thousands)
	2017		2016
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$27,274	$27,274	$14,186	$14,186	1
Securities, including FHLB stock	174,730	174,730	195,035	195,035	2,3
Certificates of deposit	-	-	1,494	1,494	2
Loans held for sale	2,384	2,384	1,510	1,510	3
Net loans and leases	503,577	500,916	372,741	371,493	3
Mortgage servicing rights	1,270	1,270	1,247	1,247	3
	$709,235	$706,574	$586,213	$584,965

	(in thousands)
	2017		2016
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$170,615	$168,914	$129,460	$128,592	3
Non-maturity	459,933	459,933	395,220	395,220	1
Other borrowings	57,148	57,096	18,774	18,774	3
Junior subordinated deferrable interest debentures	12,840	9,790	12,806	9,295	3
	$700,536	$695,733	$556,260	$551,881